Earnings per share	12 Months Ended
Dec. 31, 2017
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Earnings per share

11 Earnings per share

Accounting policy

With effect from 6 April 2016, the UK government abolished tax credits on dividends paid after this date, including the 2015 final dividend, which was paid in May 2016. As a result of the abolition of this credit, dividends and therefore earnings per share are equal for both RELX PLC and RELX NV. Earnings per share is calculated by taking the reported net profit attributable to shareholders and dividing this by the total weighted average number of shares.

In calculating earnings per share of the Group up until the end of 2015 (prior to the abolition of the tax credit), the earnings for each class of share were calculated on the basis that earnings are fully distributed. The Group’s usual practice is for only a portion of earnings to be distributed by way of dividends. Until the end of 2015, dividends paid to RELX PLC and RELX NV shareholders were, other than in special circumstances, equalised at the gross level inclusive of the prevailing UK tax credit available to certain RELX PLC shareholders. The allocation of earnings between the RELX PLC shares and the RELX NV shares reflected the differential in dividend payments declared as a result of the tax credit, with the balance of earnings assumed to be distributed as a capital distribution, in equal amounts per share.

Adjusted earnings per share is calculated by dividing adjusted net profit attributable to shareholders by the total weighted average number of shares for the Group.

EARNINGS PER SHARE – FOR THE YEAR ENDED 31 DECEMBER

	2017			2016
	Net profit attributable to RELX PLC and RELX NV shareholders £m	Weighted average number of shares (millions)	EPS (pence)	Net profit attributable to RELX PLC and RELX NV shareholders £m	Weighted average number of shares (millions)	EPS (pence)
Basic earnings per share for RELX PLC and RELX NV (pence)	1,659	2,019.4	82.2p	1,161	2,062.3	56.3p
Diluted earnings per share for RELX PLC and RELX NV (pence)	1,659	2,035.2	81.5p	1,161	2,079.8	55.8p

ALLOCATION OF EARNINGS – 2015
2015
FOR THE YEAR ENDED 31 DECEMBER	£m
RELX PLC
Allocation of distributed earnings	294
Allocation of undistributed earnings	224
Total net profit allocated to RELX PLC shares	518

RELX NV
Allocation of distributed earnings	291
Allocation of undistributed earnings	199
Total net profit allocated to RELX NV shares	490

Total net profit attributable to RELX PLC and RELX NV shareholders	1,008

EARNINGS PER SHARE – 2015	2015
FOR THE YEAR ENDED 31 DECEMBER	Weighted average number of shares (millions)	EPS (pence)
Basic earnings per share
RELX PLC	1,116.2	46.4p
RELX NV	992.4	49.4p

Diluted earnings per share
RELX PLC	1,125.9	46.0p
RELX NV	1,001.6	48.9p

The diluted figures are calculated after taking account of potential additional ordinary shares arising from share options and conditional shares.

ADJUSTED EARNINGS PER SHARE
		2017			2016			2015
	Adjusted net profit attributable to RELX PLC and RELX NV shareholders £m	Weighted average number of shares (millions)	Adjusted EPS (pence)	Adjusted net profit attributable to RELX PLC and RELX NV shareholders £m	Weighted average number of shares (millions)	Adjusted EPS (pence)	Adjusted net profit attributable to RELX PLC and RELX NV shareholders £m	Weighted average number of shares (millions)	Adjusted EPS (pence)
Adjusted earnings per share for
RELX PLC and RELX NV (pence)	1,635	2,019.4	81.0p	1,488	2,062.3	72.2p	1,275	2,108.6	60.5p

RECONCILIATION OF ADJUSTED NET PROFIT ATTRIBUTABLE TO RELX PLC AND RELX NV SHAREHOLDERS	2017 £m	2016 £m	2015 £m
Net profit attributable to RELX PLC and RELX NV shareholders	1,659	1,161	1,008
Adjustments (post-tax):
Amortisation of acquired intangible assets	356	364	311
Acquisition-related costs	43	38	27
Net financing charge on defined benefit pension schemes	11	10	16
Disposals and other non-operating items	5	6	(2)
Other deferred tax credits from intangible assets*	(93)	(91)	(85)
Exceptional tax credit	(346)	–	–
Adjusted net profit attributable to RELX PLC and RELX NV shareholders	1,635	1,488	1,275

* Movements on deferred tax liabilities arising on acquired intangible assets that do not qualify for tax amortisation.

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Notes to the consolidated financial statements

for the year ended 31 December 2017